Share Based Payment - Summary of Number and Weighted-average Exercise Prices of Share Options Under Share Option Programs (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2017 Options	Dec. 31, 2017 BRL (R$) Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted	255,000	3,906,300
Number of options, ending balance		3,587,750
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted		13,214,000
Number of options, ending balance		6,112,000
Cosan S.A. Industria e Comercio [member] | Stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average exercise price, beginning balance | R$		R$ 32.28
Weighted-average exercise price, cancellation or settlements | R$		0
Weighted-average exercise price, share options exercised | R$		25.91
Weighted-average exercise price, ending balance | R$		R$ 32.70
Number of options, beginning balance		7,978,000
Number of options, cancellation or settlements		(461,000)
Number of options, share options exercised		(1,405,000)
Number of options, ending balance		6,112,000
Cosan S A Industria E Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted		572,107
Number of options, ending balance		514,007
Cosan S A Industria E Comercio [member] | Stock grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted		572,107
Number of options, vested		(8,206)
Number of options, cancellation or settlements		(49,894)
Number of options, ending balance		514,007